Basis of Presentation and General Information (Predecessor) (Details 2) (Revenue, Customer concentration)	9 Months Ended	4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended	4 Months Ended
	Mar. 31, 2014 Statoil Hydro ASA	Jul. 28, 2013 Predecessor Statoil Hydro ASA	Mar. 31, 2013 Predecessor Statoil Hydro ASA	Mar. 31, 2012 Predecessor Statoil Hydro ASA	Jul. 28, 2013 Predecessor Petredec Ltd	Mar. 31, 2013 Predecessor Petredec Ltd	Mar. 31, 2012 Predecessor Petredec Ltd	Jul. 28, 2013 Predecessor E1Corp	Mar. 31, 2013 Predecessor E1Corp	Jul. 28, 2013 Predecessor Astomos Energy Corporation
Charterers individually accounting for more than 10% of revenues
Percentage of total revenues	51.00%	49.00%	53.00%	89.00%	18.00%	19.00%	10.00%	19.00%	17.00%	12.00%